Advances to Vendors, Net - Schedule of Advances to vendors (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Advances to Vendors, Net [Abstract]
Prepayments for virtual technology services	$ 6,200,425	$ 5,631,798
Prepayments for digital assets development	3,079,993	1,413,557
Subtotal	9,280,418	7,045,355
Less: allowance for credit losses	(2,865,563)	(1,047,306)
Total	6,414,855	5,998,049
Less: advances to vendors – noncurrent	(253,325)	261,956
Advances to vendors – current	$ 6,161,530	$ 5,736,093